Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000248258 | U.S. Treasury Bill_912796Y52
Holdings [Line Items]
Percent of Total Investments	52.11%
C000248258 | U.S. Treasury Bill_912797KH9
Holdings [Line Items]
Percent of Total Investments	25.65%
C000248258 | Federal Home Loan Bank Discount Note_313384YZ6
Holdings [Line Items]
Percent of Total Investments	22.24%
C000248258 | Weekly
Holdings [Line Items]
Percent of Total Investments	100.00%
C000243299 | U.S. Treasury Bill_912796Y52
Holdings [Line Items]
Percent of Total Investments	52.11%
C000243299 | U.S. Treasury Bill_912797KH9
Holdings [Line Items]
Percent of Total Investments	25.65%
C000243299 | Federal Home Loan Bank Discount Note_313384YZ6
Holdings [Line Items]
Percent of Total Investments	22.24%
C000243299 | Weekly
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248259 | U.S. Treasury Bill_912796Y52
Holdings [Line Items]
Percent of Total Investments	52.11%
C000248259 | U.S. Treasury Bill_912797KH9
Holdings [Line Items]
Percent of Total Investments	25.65%
C000248259 | Federal Home Loan Bank Discount Note_313384YZ6
Holdings [Line Items]
Percent of Total Investments	22.24%
C000248259 | Weekly
Holdings [Line Items]
Percent of Total Investments	100.00%